CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2014
CONCENTRATIONS [Abstract]
Summary of the Debtors who Accounted for 10% or More of the Group's Consolidated Prepaid and Other Current Assets, Other Non-current Assets and Consideration Receivable
	As of December 31,
	2013		2014
Debtors	RMB	%	RMB	%
Prepaid and other current assets
Company A	49,800	26%	49,800	34%
Company B	35,000	18%	35,000	24%
Other non-current assets
Company C	119,864	91%	114,537	95%
Consideration receivable
Company F	13,800	7%	13,800	10%
Company D	110,000	58%	70,000	52%
Company G	67,066	35%	-	-
Company H	-	-	50,000	37%